Commitments and Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 29, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) titles	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Litigation settlement, amount awarded from other party	$ 269,750
Litigation settlement, amount awarded to other party	$ 145,250
Loss contingency accrual, payments			$ 95,250
International Gaming Technologies [Member]
Percentage of royalty on revenue								7.50%	7.50%
Long-term purchase commitment, period					10 years
Cost of revenue		$ 1,500		$ 2,200	$ 5,400	$ 7,200
DoubleU Games License Agreement [Member]
Number of titled games | titles					49
Maximum [Member]
Loss contingency accrual, payments							$ 95,250
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		15.00%			15.00%